Long-Term Debt (Summary Of Long-Term Debt) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 4,597	$ 4,597
Less current portion	1	1
Non-current portion	$ 4,552	4,549
Fixed rate senior notes 3.80% due November 2, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.84%
Fixed rate senior notes 4.40% due November 2, 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed rate senior notes 3.30% due December 10, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.30%
Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.41%
Fixed rate senior notes 2.90% due December 9, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.92%
Fixed rate senior notes 6.75% due November 9, 2039 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.89%
Fixed rate senior notes 4.25% due December 9, 2049 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.33%
Long-term debt at amortized cost [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 4,553	4,550
Less current portion	1	1
Non-current portion	4,552	4,549
Long-term debt at amortized cost [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,506	4,503
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	499	499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	299	299
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	497	497
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	496	496
Long-term debt at amortized cost [Member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	497	496
Long-term debt at amortized cost [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,422	1,421
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	296	296
Long-term debt at amortized cost [Member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	47	47
Adjustment for Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	44	47
Less current portion	0	0
Non-current portion	44	47
Adjustment for Finance Costs [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	44	47
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1	1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0	1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1	1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	3	3
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4	4
Adjustment for Finance Costs [Member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	3	4
Adjustment for Finance Costs [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	28	29
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4	4
Adjustment for Finance Costs [Member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0	0
Long-term Debt Repayable at Maturity [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,597	4,597
Less current portion	1	1
Non-current portion	4,596	4,596
Long-term Debt Repayable at Maturity [member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,550	4,550
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300	300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 2.90% due December 9, 2030 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500	500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,450	1,450
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300	300
Long-term Debt Repayable at Maturity [member] | Burrard Landing Lot 2 Holdings Partnership [Member] | Other related parties [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 47	$ 47